Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,691,721
		$ 3,691,721
Education — 22.8%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	$1,300	$ 1,290,302
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/55	1,500	1,736,310
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,554,123
5.00%, 5/1/35	1,660	1,663,785
Massachusetts Development Finance Agency, (Middlesex School):
4.25%, 7/1/54	1,600	1,521,776
5.00%, 7/1/34	2,000	2,283,340
Massachusetts Development Finance Agency, (Phillips Academy):
5.00%, 9/1/39	575	654,258
5.00%, 9/1/41	1,000	1,123,050
5.00%, 9/1/43	225	250,639
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	4,600	3,677,102
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	755,017
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,587,568
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute):
4.00%, 9/1/44	3,250	3,151,395
5.00%, 9/1/59	1,000	1,036,880
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,863,200
University of Massachusetts Building Authority:
5.00%, 11/1/46	2,000	2,187,160
5.00%, 11/1/52	2,365	2,475,706
		$ 32,811,611
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 941,140
		$ 941,140
Security	Principal Amount (000's omitted)	Value
General Obligations — 22.0%
Andover, MA, 4.00%, 12/1/51	$1,350	$ 1,324,296
Ashland, MA, 4.00%, 8/1/41	1,905	1,913,611
East Longmeadow, MA:
3.00%, 11/1/42	2,000	1,730,560
4.00%, 11/1/38	2,885	3,027,721
Framingham, MA, 3.00%, 12/1/40	1,860	1,691,800
Massachusetts, 5.25%, 10/1/47	2,000	2,190,960
Maynard, MA, 4.00%, 4/15/44	2,450	2,438,167
Nauset Regional School District, MA, 4.00%, 5/15/48	2,500	2,445,675
New Bedford, MA, 4.00%, 9/1/47	2,650	2,571,401
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	3,010,886
Norwood, MA, 4.00%, 9/15/47	2,500	2,447,275
Somerset, MA, 4.00%, 4/1/48	2,970	2,878,791
Taunton, MA, 4.00%, 3/1/49	2,610	2,553,050
Tyngsborough, MA, 3.00%, 10/15/42	1,760	1,506,912
		$ 31,731,105
Hospital — 14.7%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,017,210
5.00%, 7/1/34	2,500	2,818,375
Massachusetts Development Finance Agency, (Boston Children's Hospital):
4.00%, 3/1/54	1,070	1,031,737
5.25%, 3/1/54	2,500	2,713,425
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,676,194
Green Bonds, 5.00%, 7/1/44	2,930	2,881,303
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	2,000	2,009,020
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	3,500	3,734,675
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	2,000	2,017,440
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,297,797
		$ 21,197,176
Housing — 5.4%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(1)	$500	$ 498,835
5.00%, 7/1/44(1)	1,000	1,015,870

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	$2,000	$ 2,034,320
Sustainability Bonds, 2.65%, 6/1/26	1,000	985,110
Sustainability Bonds, 3.00%, 12/1/50	1,000	754,590
Sustainability Bonds, 4.00%, 12/1/25	2,500	2,507,175
		$ 7,795,900
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	$670	$ 622,584
(AMT), 4.875%, 11/1/42(1)	740	704,776
		$ 1,327,360
Insured - Education — 4.3%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	$5,460	$ 6,216,701
		$ 6,216,701
Insured - Special Tax Revenue — 3.8%
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	$4,955	$ 5,490,982
		$ 5,490,982
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,410,662
		$ 1,410,662
Other Revenue — 1.7%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,500	$ 2,457,375
		$ 2,457,375
Senior Living/Life Care — 1.6%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	$205	$ 212,853
5.00%, 11/15/38(1)	135	139,350
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	2,000	1,922,040
		$ 2,274,243
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 198,630
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	$2,170	$ 2,205,979
5.25%, 7/1/31	1,240	1,420,792
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	1,996,380
		$ 5,821,781
Student Loan — 2.2%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,329,510
(AMT), 4.25%, 7/1/32	1,800	1,781,856
		$ 3,111,366
Transportation — 10.4%
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/43	$2,000	$ 2,016,520
(AMT), 5.00%, 7/1/51	4,090	4,206,974
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,404,905
(AMT), 5.00%, 7/1/49	2,500	2,540,850
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53	4,500	4,797,315
		$ 14,966,564
Water and Sewer — 2.2%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$2,000	$ 2,014,360
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,101,560
		$ 3,115,920
Total Tax-Exempt Municipal Obligations (identified cost $142,701,765)		$144,361,607

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.7%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.89%, 7/1/25	$1,000	$ 996,340
		$ 996,340

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 83,774
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	44,398
		$ 128,172
Special Tax Revenue — 0.6%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$1,000	$ 876,260
		$ 876,260
Total Taxable Municipal Obligations (identified cost $1,982,850)		$ 2,000,772
Total Investments — 101.6% (identified cost $144,684,615)		$146,362,379
Other Assets, Less Liabilities — (1.6)%		$ (2,324,574)
Net Assets — 100.0%		$144,037,805
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $5,314,938 or 3.7% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 8.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Massachusetts Municipal Income Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$144,361,607	$ —	$144,361,607
Taxable Municipal Obligations	—	2,000,772	—	2,000,772
Total Investments	$ —	$146,362,379	$ —	$146,362,379
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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